Intangible assets - Reconciliation of changes in intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets
Beginning balance	€ 3,904
Ending balance	3,422	€ 3,904
Net book value	3,904	3,904
Goodwill
Reconciliation of changes in intangible assets
Beginning balance	1,981
Ending balance	1,835	1,981
Net book value	1,981	1,981
Customer relationships
Reconciliation of changes in intangible assets
Beginning balance	1,764
Ending balance	1,458	1,764
Net book value	1,764	1,764
Customer relationships | Glass Packaging North America
Reconciliation of changes in intangible assets
Ending balance	0
Net book value	0
Technology and other
Reconciliation of changes in intangible assets
Beginning balance	139
Ending balance	104	139
Net book value	139	139
Computer software
Reconciliation of changes in intangible assets
Beginning balance	20
Ending balance	25	20
Net book value	20	20
Cost
Reconciliation of changes in intangible assets
Beginning balance	4,406	2,128
Acquisitions		2,193
Additions	19	11
Impairment		(2)
Derecognition of fully amortized assets	(36)
Exchange	(308)	76
Ending balance	4,081	4,406
Net book value	4,406	2,128
Cost | Goodwill
Reconciliation of changes in intangible assets
Beginning balance	1,981	1,047
Acquisitions		904
Exchange	(146)	30
Ending balance	1,835	1,981
Net book value	1,981	1,047
Cost | Customer relationships
Reconciliation of changes in intangible assets
Beginning balance	2,142	851
Acquisitions		1,247
Derecognition of fully amortized assets	(36)
Exchange	(142)	44
Ending balance	1,964	2,142
Net book value	2,142	851
Cost | Technology and other
Reconciliation of changes in intangible assets
Beginning balance	222	181
Acquisitions		31
Additions	5	8
Exchange	(18)	2
Ending balance	209	222
Net book value	222	181
Cost | Computer software
Reconciliation of changes in intangible assets
Beginning balance	61	49
Acquisitions		11
Additions	14	3
Impairment		(2)
Exchange	(2)
Ending balance	73	61
Net book value	61	49
Amortization
Reconciliation of changes in intangible assets
Beginning balance	(502)	(318)
Charge for the year	(235)	(173)
Derecognition of fully amortized assets	36
Exchange	42	(11)
Ending balance	(659)	(502)
Net book value	(502)	(318)
Amortization | Customer relationships
Reconciliation of changes in intangible assets
Beginning balance	(378)	(233)
Charge for the year	(199)	(143)
Derecognition of fully amortized assets	36
Exchange	35	(2)
Ending balance	(506)	(378)
Net book value	(378)	(233)
Amortization | Technology and other
Reconciliation of changes in intangible assets
Beginning balance	(83)	(51)
Charge for the year	(28)	(23)
Exchange	6	(9)
Ending balance	(105)	(83)
Net book value	(83)	(51)
Amortization | Computer software
Reconciliation of changes in intangible assets
Beginning balance	(41)	(34)
Charge for the year	(8)	(7)
Exchange	1
Ending balance	(48)	(41)
Net book value	€ (41)	€ (34)